Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Net Operating Revenue [Line Items]
Platform subscription service	R$ 158,678	R$ 114,556	R$ 78,547
Cancellations, returns and taxes on services	(10,692)	(9,004)	(6,780)
Revenue from platform subscription service	147,986	105,552	71,767
Data analytics service	13,422	15,644	14,457
Cancellations, returns and taxes on services	(1,478)	(1,760)	(1,491)
Revenue from data analytics service	11,944	13,884	12,966
Set-up and service	8,661	4,733	4,613
Cancellations, returns and taxes on services	(514)	(307)	(257)
Revenue from set-up and service	8,147	4,426	4,356
Other revenue	963	710	816
Cancellations, returns and taxes on services	(55)	(27)	(41)
Other revenue	908	683	775
Total net operating revenue	R$ 168,985	R$ 124,545	R$ 89,864